Shareholder Report, Holdings (Details)	Aug. 31, 2024
Stringer Tactical Adaptive Risk Fund (Class A) | Berkshire Hathaway, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
Stringer Tactical Adaptive Risk Fund (Class A) | iShares MSCI Intl Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Stringer Tactical Adaptive Risk Fund (Class A) | iShares MSCI USA Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%
Stringer Tactical Adaptive Risk Fund (Class A) | JPMorgan Equity Premium Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
Stringer Tactical Adaptive Risk Fund (Class A) | SPDR Bloomberg 3-12 Month T-Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.67%
Stringer Tactical Adaptive Risk Fund (Class A) | SPDR MSCI USA StrategicFactors ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Stringer Tactical Adaptive Risk Fund (Class A) | SPDR Doubleline Total Return Tactical ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
Stringer Tactical Adaptive Risk Fund (Class A) | JPMorgan Hedged Equity Laddered Overlay ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
Stringer Tactical Adaptive Risk Fund (Class A) | SPDR Portfolio Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Stringer Tactical Adaptive Risk Fund (Class A) | Invesco BulletShares 2030 Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
Stringer Tactical Adaptive Risk Fund (Class A) | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.04%
Stringer Tactical Adaptive Risk Fund (Class A) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
Stringer Tactical Adaptive Risk Fund (Class A) | Debt Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.24%
Stringer Tactical Adaptive Risk Fund (Class A) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
Stringer Tactical Adaptive Risk Fund (Class A) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Stringer Tactical Adaptive Risk Fund (Class A) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
Stringer Tactical Adaptive Risk Fund (Class A) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Stringer Tactical Adaptive Risk Fund (Class A) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Stringer Tactical Adaptive Risk Fund (Class A) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
Stringer Tactical Adaptive Risk Fund (Class A) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Stringer Tactical Adaptive Risk Fund (Class A) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Stringer Tactical Adaptive Risk Fund (Class A) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Stringer Tactical Adaptive Risk Fund (Class C) | Berkshire Hathaway, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
Stringer Tactical Adaptive Risk Fund (Class C) | iShares MSCI USA Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%
Stringer Tactical Adaptive Risk Fund (Class C) | JPMorgan Equity Premium Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
Stringer Tactical Adaptive Risk Fund (Class C) | SPDR Bloomberg 3-12 Month T-Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.67%
Stringer Tactical Adaptive Risk Fund (Class C) | SPDR MSCI USA StrategicFactors ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Stringer Tactical Adaptive Risk Fund (Class C) | SPDR Doubleline Total Return Tactical ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
Stringer Tactical Adaptive Risk Fund (Class C) | JPMorgan Hedged Equity Laddered Overlay ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
Stringer Tactical Adaptive Risk Fund (Class C) | SPDR Portfolio Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Stringer Tactical Adaptive Risk Fund (Class C) | Invesco BulletShares 2030 Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
Stringer Tactical Adaptive Risk Fund (Class C) | iShares MSCI International Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Stringer Tactical Adaptive Risk Fund (Class C) | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.04%
Stringer Tactical Adaptive Risk Fund (Class C) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
Stringer Tactical Adaptive Risk Fund (Class C) | Debt Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.24%
Stringer Tactical Adaptive Risk Fund (Class C) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
Stringer Tactical Adaptive Risk Fund (Class C) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Stringer Tactical Adaptive Risk Fund (Class C) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
Stringer Tactical Adaptive Risk Fund (Class C) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Stringer Tactical Adaptive Risk Fund (Class C) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Stringer Tactical Adaptive Risk Fund (Class C) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
Stringer Tactical Adaptive Risk Fund (Class C) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Stringer Tactical Adaptive Risk Fund (Class C) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Stringer Tactical Adaptive Risk Fund (Class C) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Berkshire Hathaway, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | iShares MSCI USA Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | JPMorgan Equity Premium Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | SPDR Bloomberg 3-12 Month T-Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.67%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | SPDR MSCI USA StrategicFactors ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | SPDR Doubleline Total Return Tactical ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | JPMorgan Hedged Equity Laddered Overlay ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | SPDR Portfolio Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Invesco BulletShares 2030 Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | iShares MSCI International Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.04%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Debt Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.24%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%